Other Borrowings (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Feb. 11, 2009	Dec. 31, 2012	Dec. 31, 2012 First Tennessee Bank National Association [Member]	Dec. 31, 2011 First Tennessee Bank National Association [Member]	Dec. 31, 2012 Zions First National Bank [Member]
Extinguishment Of Debt [Line Items]
Borrowed federal funds			$ 15,000	$ 20,000	$ 9,000
Outstanding balance on accommodation			0	0	0
Other Borrowings (Textual) [Abstract]
Bank issued note	$ 5,000
Due date of note		Feb. 15, 2012
Interest rate of note	2.74%
Basis point of FDIC guarantee fee paid	1.00%